Subsequent Events	12 Months Ended
Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Events	24. Subsequent Events In January 2015, the Board of Directors declared a dividend of $0.22 per share to shareholders of record on February 13, payable on March 2, 2015.